Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.2%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	1.120%	4,655,000	4,655,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.180%	800,000	800,000
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.230%	1,865,000	1,865,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	1.050%	7,495,001	7,495,000
Total			14,815,000
Total Floating Rate Notes (Cost $14,815,000)			14,815,000

Municipal Bonds 95.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 9.5%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,198,743
05/15/2037	5.000%	2,250,000	2,917,912
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	421,605
05/15/2030	5.000%	500,000	635,390
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,902,990
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,432,155
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	256,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B
07/01/2029	5.000%	275,000	353,314
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,132,952
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,269,760
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,330,260
Series 2014C
03/01/2030	5.000%	2,500,000	2,890,000
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,264,180
07/01/2034	5.000%	700,000	883,281
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,965,379
San Diego County Regional Airport Authority(c),(d)
Refunding Revenue Bonds
Subordinated Series 2020
07/01/2036	5.000%	495,000	624,141
07/01/2039	5.000%	400,000	499,580
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	586,019
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,402,474
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	5,073,280
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,483,898
San Francisco Airport Commission Project
05/01/2036	5.000%	3,205,000	4,150,443
Total			44,674,712
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 3.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	345,829
California School Finance Authority(e)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,275,274
08/01/2030	5.000%	1,505,000	1,737,733
08/01/2031	5.000%	925,000	1,063,269
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,928,700
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,156,581
Series 2018
08/01/2038	5.000%	1,000,000	1,205,590
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,440,725
Series 2017
07/01/2037	5.000%	3,090,000	3,701,851
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,595,000	1,748,519
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	676,296
Total			18,280,367
Disposal 0.2%
California Municipal Finance Authority(d),(e)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/20)
02/01/2039	1.300%	750,000	750,000
Higher Education 5.7%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,806,621
04/01/2035	5.000%	2,000,000	2,428,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A
12/01/2036	5.000%	1,000,000	1,251,600
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,205,080
Green Bond-Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	969,205
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,631,110
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	454,049
04/01/2026	5.000%	1,000,000	1,144,730
Biola University
Series 2017
10/01/2031	5.000%	540,000	661,387
10/01/2032	5.000%	615,000	750,312
10/01/2033	5.000%	625,000	760,919
10/01/2034	5.000%	570,000	692,584
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	279,263
10/01/2036	5.000%	250,000	309,465
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	574,700
10/01/2028	5.000%	840,000	949,981
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,252,270
04/01/2036	5.000%	1,120,000	1,413,059
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,554,612
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,100,190
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,358,266

2	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	605,000	650,696
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	460,000	502,913
Total			26,701,212
Hospital 13.1%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,932,435
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,231,790
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,087,871
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,806,135
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	375,398
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	3,056,825
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,559,159
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,275,100
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,392,808
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	646,014
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,520,565
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,100,625
02/01/2034	5.000%	500,000	619,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,456,156
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	352,227
Series 2017
11/15/2034	5.000%	250,000	312,660
11/15/2035	5.000%	270,000	336,841
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,769,175
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,272,470
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,423,572
Series 2017A
02/01/2033	5.000%	2,770,000	3,392,031
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,428,098
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,657,604
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	534,935
08/01/2034	5.000%	650,000	816,491
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,162,930
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,363,425
04/01/2045	5.000%	5,000,000	6,726,850
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,460,140
Methodist Hospital of Southern California
01/01/2036	5.000%	3,000,000	3,655,860

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	602,800
01/01/2036	4.000%	1,000,000	1,098,910
Total			61,427,005
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,336,720
Joint Power Authority 0.4%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,839,585
Local Appropriation 1.6%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,954,056
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,388,050
11/01/2028	5.000%	1,155,000	1,285,550
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,099,534
06/01/2034	5.000%	775,000	999,076
Total			7,726,266
Local General Obligation 9.6%
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,113,533
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,306,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	822,413
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,947,665
06/01/2024	0.000%	1,925,000	1,825,805
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,448,640
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	599,480
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,736,550
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,313,050
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	883,778
08/01/2035	4.000%	600,000	704,454
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	973,830
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	5,116,240
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,811,796

4	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Napa Valley Community College District
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,720,861
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	789,178
Palomar Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,087,955
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	705,650
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,993,746
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,004,696
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	603,465
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,536,904
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,182,540
08/01/2032	5.000%	1,500,000	1,748,895
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,200,880
Series 2012
08/01/2027	5.000%	2,365,000	2,610,771
Total			44,788,825
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.1%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,198,527	1,415,041
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	461,736
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,133,490
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	454,620
NCCD-Hooper Street LLC
07/01/2039	5.250%	500,000	593,415
Series 2017
05/15/2032	5.000%	1,000,000	1,217,170
Total			5,275,472
Municipal Power 5.5%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,609,887
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,309,070
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,063,800
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	950,000	964,982
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,072,584
11/01/2023	5.000%	1,040,000	1,117,116
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,239,895

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B
07/01/2031	5.000%	5,000,000	6,660,050
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,989,561
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,260,709
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	1,000,407
01/01/2031	5.000%	1,000,000	1,175,060
Turlock Irrigation District(d)
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	2,075,238
Total			25,538,359
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	455,428
09/01/2034	4.000%	600,000	679,950
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	397,148
02/01/2033	4.000%	500,000	564,240
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	730,644
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	426,202
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,366,291
Total			5,619,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bond
Series 2019
10/01/2031	5.000%	2,120,000	2,801,156
Ports 1.2%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	916,370
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,114,298
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,134,480
09/01/2028	5.000%	1,100,000	1,248,445
Total			5,413,593
Prepaid Gas 0.5%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,985,000	2,569,344
Recreation 0.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,484,300
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,939,908
Total			4,424,208
Refunded / Escrowed 4.5%
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,006,880

6	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,025,370
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,433,336
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,205,140
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,092,130
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	775,320
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,616,850
San Diego County Regional Airport Authority
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,017,500
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,525,920
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,180,258
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	575,692
09/01/2029	5.000%	585,000	647,654
Total			21,102,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	2,977,486
Series 2012
07/01/2021	5.000%	1,000,000	1,056,680
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,329,072
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	376,511
07/01/2029	5.000%	300,000	363,660
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	570,020
10/01/2035	4.000%	1,000,000	1,136,240
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,202,490
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	505,073
11/15/2030	5.000%	600,000	785,874
11/15/2032	5.000%	850,000	1,147,219
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	3,003,377
10/01/2026	5.000%	1,000,000	1,192,750
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,659,840
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	184,496
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,153,410

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	357,516
07/01/2036	4.000%	430,000	510,298
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	335,690
05/15/2025	5.000%	530,000	572,925
05/15/2026	5.000%	700,000	754,404
05/15/2029	5.000%	1,135,000	1,215,017
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,108,660
Total			27,498,708
Sales Tax 0.9%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,806,774
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	772,723
06/01/2036	5.000%	1,180,000	1,478,693
Total			4,058,190
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	468,755
06/01/2034	4.000%	250,000	281,448
Total			750,203
Special Property Tax 14.5%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	790,004
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,165,786
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,579,537
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	430,667
09/02/2032	5.000%	340,000	447,719
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,008,689
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	693,844
09/01/2027	5.000%	805,000	885,581
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,772,178
09/01/2026	5.000%	1,000,000	1,184,990
09/01/2027	5.000%	1,000,000	1,182,030
09/01/2030	5.000%	815,000	956,158
09/01/2031	5.000%	590,000	690,748
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,279,949
10/01/2031	5.000%	1,640,000	2,011,116
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	813,044
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	618,050
05/01/2033	5.000%	1,000,000	1,231,600
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,419,395
09/01/2031	5.000%	2,720,000	3,181,122

8	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	624,388
09/01/2030	5.000%	625,000	734,775
09/01/2032	5.000%	625,000	732,025
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,702,515
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,163,950
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	7,250,487
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,206,040
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	423,299
09/01/2033	5.000%	730,000	920,202
09/01/2034	5.000%	500,000	628,915
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,110,168
10/01/2030	5.000%	350,000	434,105
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,958,558
09/01/2029	5.000%	1,195,000	1,321,658
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,224,467
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	818,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,591,798
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,791,825
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	339,081
08/01/2031	5.000%	355,000	435,187
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	820,408
08/01/2032	5.000%	580,000	706,243
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	263,372
08/01/2030	5.000%	175,000	204,650
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,225,527
08/01/2029	5.000%	1,000,000	1,193,840
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	347,292
12/01/2024	5.000%	400,000	479,208
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	586,604
09/01/2029	5.000%	595,000	657,903
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,439,112
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,666,102

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	686,146
09/01/2026	5.000%	700,000	847,385
Total			67,878,281
State Appropriated 3.4%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,663,485
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,136,057
Series 2015A
06/01/2028	5.000%	1,175,000	1,414,571
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,054,760
Series 2013I
11/01/2028	5.250%	3,000,000	3,467,550
Series 2014E
09/01/2030	5.000%	1,500,000	1,767,135
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,531,330
Total			16,034,888
State General Obligation 2.8%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,156,800
Series 2019
04/01/2031	5.000%	1,000,000	1,321,310
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,526,230
Series 2019
10/01/2025	5.000%	2,435,000	2,992,445
Total			12,996,785
Tobacco 3.0%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,753,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,614,800
Series 2018A
06/01/2022	5.000%	3,000,000	3,282,390
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,555,549
Total			14,206,699
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	407,717
10/01/2037	5.000%	300,000	386,490
San Diego Association of Governments
Revenue Bonds
Green Bond - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,521,930
Total			2,316,137
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,375,180
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,532,600
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,316,740
Total			9,224,520
Water & Sewer 2.6%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A AGM
09/01/2033	5.000%	500,000	612,855
09/01/2035	5.000%	830,000	1,013,007
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,999,215

10	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	858,662
11/15/2026	5.000%	1,000,000	1,224,140
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,080,439
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,254,592
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	689,069
02/01/2036	4.000%	1,325,000	1,576,803
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,764,930
Total			12,073,712
Total Municipal Bonds (Cost $413,795,153)			447,306,900
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	1,694,422	1,694,592
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	1,391,412	1,391,412
Total Money Market Funds (Cost $3,085,834)		3,086,004
Total Investments in Securities (Cost: $431,695,987)		465,207,904
Other Assets & Liabilities, Net		2,422,418
Net Assets		467,630,322

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $21,620,307, which represents 4.62% of total net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	11